United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: July 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.84%
Communication Services - 3.30%
Entertainment - 0.63%
Electronic Arts, Inc.	2,655	$404,861
Warner Bros Discovery, Inc.A	19,799	260,753

		665,614

Interactive Media & Services - 1.01%
Alphabet, Inc., Class A	5,538	1,062,742

Media - 1.66%
Comcast Corp., Class A	32,802	1,090,011
Omnicom Group, Inc.	6,586	474,521
Paramount Global, Class B	13,800	173,466

		1,737,998

Total Communication Services		3,466,354

Consumer Discretionary - 4.14%
Automobile Components - 0.16%
BorgWarner, Inc.	4,700	172,960

Automobiles - 0.69%
General Motors Co.	13,542	722,330

Hotels, Restaurants & Leisure - 2.57%
Carnival Corp.A	52,002	1,548,100
Las Vegas Sands Corp.	11,015	577,186
Wynn Resorts Ltd.	5,310	578,949

		2,704,235

Household Durables - 0.60%
Lennar Corp., Class A	5,590	627,086

Specialty Retail - 0.12%
Lithia Motors, Inc.	450	129,600

Total Consumer Discretionary		4,356,211

Consumer Staples - 2.64%
Beverages - 1.26%
Constellation Brands, Inc., Class A	1,900	317,376
Keurig Dr. Pepper, Inc.	30,716	1,002,877

		1,320,253

Food Products - 0.63%
Conagra Brands, Inc.	7,500	136,950
Kraft Heinz Co.	19,300	529,978

		666,928

Tobacco - 0.75%
Philip Morris International, Inc.	4,832	792,690

Total Consumer Staples		2,779,871

Energy - 6.00%
Energy Equipment & Services - 1.80%
Baker Hughes Co.	10,200	459,510
Halliburton Co.	24,708	553,459
NOV, Inc.	36,600	460,428
Schlumberger NV	12,400	419,120

		1,892,517

Oil, Gas & Consumable Fuels - 4.20%
APA Corp.	36,314	700,497
Chevron Corp.	2,686	407,305
ConocoPhillips	2,536	241,782
Exxon Mobil Corp.	8,626	963,007
Murphy Oil Corp.	3,200	79,392
Ovintiv, Inc.	9,300	382,974
Permian Resources Corp.	29,767	421,501

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.84% (continued)
Energy - 6.00% (continued)
Oil, Gas & Consumable Fuels - 4.20% (continued)
Phillips 66	5,480	$677,219
Shell PLC, ADR	7,535	544,102

		4,417,779

Total Energy		6,310,296

Financials - 11.28%
Banks - 5.65%
Bank of America Corp.	33,140	1,566,528
Citigroup, Inc.	11,657	1,092,261
Citizens Financial Group, Inc.	9,168	437,497
First Citizens BancShares, Inc., Class A	175	349,083
Truist Financial Corp.	5,700	249,147
U.S. Bancorp	13,100	588,976
Wells Fargo & Co.	13,637	1,099,551
Western Alliance Bancorp	7,079	549,047

		5,932,090

Capital Markets - 0.58%
State Street Corp.	5,476	611,943

Consumer Finance - 1.17%
American Express Co.	1,905	570,185
Capital One Financial Corp.	1,596	343,140
SLM Corp.	9,902	314,884

		1,228,209

Financial Services - 1.68%
Corebridge Financial, Inc.	8,900	316,484
Fidelity National Information Services, Inc.	15,327	1,217,117
Fiserv, Inc.A	1,700	236,198

		1,769,799

Insurance - 2.20%
American International Group, Inc.	16,581	1,287,183
Everest Group Ltd.	865	290,467
Hartford Insurance Group, Inc.	2,440	303,512
Willis Towers Watson PLC	1,357	428,554

		2,309,716

Total Financials		11,851,757

Health Care - 6.69%
Health Care Equipment & Supplies - 2.06%
GE HealthCare Technologies, Inc.	8,487	605,293
Medtronic PLC	13,565	1,224,105
Solventum Corp.A	2,100	149,856
Zimmer Biomet Holdings, Inc.	2,072	189,899

		2,169,153

Health Care Providers & Services - 2.87%
Centene Corp.A	4,460	116,272
Cigna Group	550	147,059
CVS Health Corp.	3,930	244,053
Elevance Health, Inc.	3,020	854,902
HCA Healthcare, Inc.	940	332,750
Humana, Inc.	1,610	402,291
Labcorp Holdings, Inc.	600	156,048
UnitedHealth Group, Inc.	3,048	760,659

		3,014,034

Life Sciences Tools & Services - 0.45%
Avantor, Inc.A	35,333	474,876

Pharmaceuticals - 1.31%
GSK PLC, ADRB	3,654	135,746

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.84% (continued)
Health Care - 6.69% (continued)
Pharmaceuticals - 1.31% (continued)
Merck & Co., Inc.	7,531	$588,322
Sanofi SA, ADR	14,176	646,992

		1,371,060

Total Health Care		7,029,123

Industrials - 6.27%
Aerospace & Defense - 0.72%
Boeing Co.A	1,530	339,415
General Dynamics Corp.	850	264,869
RTX Corp.	1,000	157,570

		761,854

Air Freight & Logistics - 0.58%
FedEx Corp.	2,730	610,128

Building Products - 0.86%
Johnson Controls International PLC	8,578	900,690

Construction & Engineering - 0.41%
AECOM	2,652	298,986
Fluor Corp.A	2,300	130,571

		429,557

Electrical Equipment - 0.73%
Vertiv Holdings Co., Class A	5,303	772,117

Ground Transportation - 0.61%
JB Hunt Transport Services, Inc.	2,507	361,133
Norfolk Southern Corp.	1,000	278,000

		639,133

Machinery - 2.36%
CNH Industrial NV	27,080	350,957
Cummins, Inc.	1,762	647,747
Deere & Co.	320	167,798
Fortive Corp.	12,130	581,391
PACCAR, Inc.	4,258	420,520
Stanley Black & Decker, Inc.	2,500	169,125
Timken Co.	1,900	144,571

		2,482,109

Total Industrials		6,595,588

Information Technology - 6.04%
Communications Equipment - 1.47%
F5, Inc.A	4,920	1,542,027

Electronic Equipment, Instruments & Components - 0.06%
Ralliant Corp.A	1,385	63,322

IT Services - 0.40%
Cognizant Technology Solutions Corp., Class A	5,849	419,724

Semiconductors & Semiconductor Equipment - 1.90%
Entegris, Inc.	9,139	717,046
Microchip Technology, Inc.	8,178	552,751
QUALCOMM, Inc.	4,986	731,745

		2,001,542

Software - 2.21%
Microsoft Corp.	320	170,720
Oracle Corp.	2,963	751,921
Workday, Inc., Class AA	6,090	1,396,924

		2,319,565

Total Information Technology		6,346,180

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.84% (continued)
Materials - 2.36%
Chemicals - 1.85%
Air Products & Chemicals, Inc.	2,877	$828,231
Axalta Coating Systems Ltd.A	16,692	472,717
Olin Corp.	10,200	193,188
PPG Industries, Inc.	4,200	443,100

		1,937,236

Construction Materials - 0.51%
CRH PLC	5,644	538,720

Total Materials		2,475,956

Real Estate - 1.40%
Industrial REITs - 0.29%
Prologis, Inc.	2,882	307,740

Specialized REITs - 1.11%
Public Storage	1,751	476,167
VICI Properties, Inc.	20,969	683,589

		1,159,756

Total Real Estate		1,467,496

Utilities - 3.72%
Electric Utilities - 3.01%
Entergy Corp.	13,642	1,233,646
Pinnacle West Capital Corp.	8,058	730,216
PPL Corp.	11,047	394,267
Xcel Energy, Inc.	10,881	799,101

		3,157,230

Multi-Utilities - 0.71%
Dominion Energy, Inc.	12,800	748,160

Total Utilities		3,905,390

Total Common Stocks (Cost $42,637,799)		56,584,222

	Principal Amount
CORPORATE OBLIGATIONS - 12.02%
Communications - 1.32%
Internet - 0.47%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	237,137
4.650%, Due 12/1/2029	250,000	254,469

		491,606

Media - 0.68%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	30,000	29,263
5.750%, Due 4/1/2048	115,000	101,831
3.850%, Due 4/1/2061	85,000	52,321
3.950%, Due 6/30/2062	85,000	52,973
Comcast Corp., 6.550%, Due 7/1/2039	217,000	237,870
Cox Communications, Inc., 5.950%, Due 9/1/2054C	265,000	242,048

		716,306

Telecommunications - 0.17%
Verizon Communications, Inc., 4.780%, Due 2/15/2035	181,000	175,444

Total Communications		1,383,356

Consumer, Cyclical - 0.82%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	61,940	56,828

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.02% (continued)
Consumer, Cyclical - 0.82% (continued)
Retail - 0.77%
Home Depot, Inc., 2.950%, Due 6/15/2029	$500,000	$476,864
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	140,087
7.550%, Due 2/15/2030	169,000	192,398

		809,349

Total Consumer, Cyclical		866,177

Consumer, Non-Cyclical - 0.80%
Beverages - 0.29%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	302,769

Pharmaceuticals - 0.51%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	540,205

Total Consumer, Non-Cyclical		842,974

Energy - 0.25%
Oil & Gas - 0.15%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	150,000	155,328

Pipelines - 0.10%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,286
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	65,000	55,219

		104,505

Total Energy		259,833

Financial - 3.28%
Banks - 2.29%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)D	350,000	340,359
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	335,000	285,105
6.110%, Due 1/29/2037	176,000	184,998
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	150,028
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	242,038
JPMorgan Chase & Co.,
6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)D E	120,000	123,053
5.500%, Due 10/15/2040	313,000	316,730
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)D	355,000	302,196
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	462,068

		2,406,575

Insurance - 0.99%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	291,880
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	33,775
Markel Group, Inc., 5.000%, Due 5/20/2049	100,000	86,799
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	186,249
4.721%, Due 12/15/2044	193,000	170,516
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	275,782

		1,045,001

Total Financial		3,451,576

Industrial - 1.20%
Aerospace/Defense - 0.22%
RTX Corp., 6.125%, Due 7/15/2038	217,000	232,802

Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	200,818

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.02% (continued)
Industrial - 1.20% (continued)
Machinery - Diversified - 0.44%
John Deere Capital Corp., 2.450%, Due 1/9/2030	$500,000	$461,936

Transportation - 0.35%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	209,398
CSX Corp., 5.500%, Due 4/15/2041	157,000	155,871

		365,269

Total Industrial		1,260,825

Technology - 1.95%
Computers - 1.31%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	184,896
2.200%, Due 9/11/2029	300,000	277,740
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	514,141
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	401,317

		1,378,094

Semiconductors - 0.64%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039C	200,000	205,889
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	466,585

		672,474

Total Technology		2,050,568

Utilities - 2.40%
Electric - 2.40%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	170,023
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	251,069
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	169,334
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)D	115,000	120,365
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)D	175,000	179,278
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	56,100
6.000%, Due 1/15/2038	40,000	42,406
6.050%, Due 4/15/2038	115,000	121,731
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	92,856
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	61,205
4.200%, Due 8/15/2045	30,000	24,695
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	220,443
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	27,610
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	45,000	46,587
PacifiCorp,
4.150%, Due 2/15/2050	125,000	94,694
5.350%, Due 12/1/2053	95,000	84,859
5.500%, Due 5/15/2054	155,000	141,758
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	45,979
5.400%, Due 3/15/2035	70,000	70,938

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.02% (continued)
Utilities - 2.40% (continued)
Electric - 2.40% (continued)
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	$135,000	$130,605
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	100,000	100,925
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)D	45,000	43,443
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)D	80,000	78,572
System Energy Resources, Inc., 5.300%, Due 12/15/2034	145,000	142,720

		2,518,195

Total Utilities		2,518,195

Total Corporate Obligations (Cost $13,048,185)		12,633,504

FOREIGN CORPORATE OBLIGATIONS - 3.37%
Communications - 0.30%
Telecommunications - 0.30%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	183,298
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	137,276

		320,574

Total Communications		320,574

Consumer, Cyclical - 0.34%
Auto Manufacturers - 0.34%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	355,862

Consumer, Non-Cyclical - 1.45%
Agriculture - 0.41%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	36,865
4.540%, Due 8/15/2047	260,000	210,837
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	178,442

		426,144

Beverages - 0.48%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	506,274

Pharmaceuticals - 0.56%
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045C	245,000	176,399
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026C	200,000	203,093
6.875%, Due 11/21/2053C	200,000	212,775

		592,267

Total Consumer, Non-Cyclical		1,524,685

Energy - 0.86%
Oil & Gas - 0.38%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	396,385

Pipelines - 0.48%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)D	115,000	118,460
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)D	290,000	301,937
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	83,547

		503,944

Total Energy		900,329

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.37% (continued)
Financial - 0.42%
Banks - 0.08%
HBOS PLC, 6.000%, Due 11/1/2033C	$80,000	$81,224

Diversified Financial Services - 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)D	150,000	156,931

Insurance - 0.19%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	200,000	201,701

Total Financial		439,856

Total Foreign Corporate Obligations (Cost $3,560,364)		3,541,306

FOREIGN SOVEREIGN OBLIGATIONS - 0.43%
Mexico Government International Bonds,
4.280%, Due 8/14/2041	250,000	191,563
3.771%, Due 5/24/2061	450,000	263,025

Total Foreign Sovereign Obligations (Cost $483,505)		454,588

ASSET-BACKED OBLIGATIONS - 0.98%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	7,483	7,474
AmeriCredit Automobile Receivables Trust, 4.380%, Due 4/18/2028, 2022-2 A3	4,661	4,660
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	2,986	2,982
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	15,784	15,815
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2C	75,000	75,735
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AC	110,000	105,967
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,590
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	90,000	86,730
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	3,018	3,015
4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,532
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	7,533	7,517
3.740%, Due 2/16/2027, 2022-B A3	26,782	26,698
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1C	125,000	102,519
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3C	165,000	165,022
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3C	100,000	100,092
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	98,250	89,095
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,096

Total Asset-Backed Obligations (Cost $1,064,320)		1,029,539

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.22%
BX Commercial Mortgage Trust, 5.156%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	135,636	135,382
NRTH Mortgage Trust, 5.983%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)C D	100,000	100,000

Total Commercial Mortgage-Backed Obligations (Cost $235,401)		235,382

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.29%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	4,510	4,442
3.000%, Due 11/1/2032	30,080	29,083
5.000%, Due 8/1/2033	11,327	11,410
5.500%, Due 2/1/2034	11,094	11,295
2.500%, Due 6/1/2035	50,649	47,188
2.000%, Due 3/1/2036	150,583	137,065
4.000%, Due 1/1/2041	36,819	35,352
4.500%, Due 2/1/2041	26,123	25,818
2.500%, Due 9/1/2041	122,132	107,920
3.500%, Due 5/1/2042	123,398	115,305
3.500%, Due 6/1/2042	123,202	114,609
3.000%, Due 4/1/2047	112,048	97,275
3.000%, Due 8/1/2048	102,195	90,106
2.500%, Due 7/1/2050	67,031	55,582
2.500%, Due 12/1/2050	62,377	51,832

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.29% (continued)
Federal Home Loan Mortgage Corp., (continued)
2.500%, Due 11/1/2051	$120,158	$100,239
2.000%, Due 2/1/2052	114,132	90,210
2.000%, Due 3/1/2052	202,426	158,961
2.500%, Due 5/1/2052	100,048	83,060
6.000%, Due 3/1/2053	61,335	63,132
4.500%, Due 5/1/2053	93,866	89,234
5.000%, Due 8/1/2053	196,311	191,763
6.000%, Due 8/1/2053	161,297	163,566
5.500%, Due 9/1/2053	108,010	108,628
5.500%, Due 2/1/2054	291,246	290,855
6.000%, Due 4/1/2054	129,895	133,234
6.000%, Due 8/1/2054	96,168	97,971
5.000%, Due 9/1/2054	151,236	148,138
5.500%, Due 5/1/2055	283,868	283,753

		2,937,026

Federal National Mortgage Association,
3.500%, Due 1/1/2028	4,255	4,204
5.000%, Due 3/1/2034	12,525	12,591
4.500%, Due 4/1/2034	22,336	22,241
3.000%, Due 10/1/2034	2,981	2,855
2.000%, Due 11/1/2035	99,450	90,947
2.000%, Due 12/1/2035	47,097	43,017
3.500%, Due 6/1/2037	68,073	65,339
5.500%, Due 6/1/2038	2,966	3,025
4.500%, Due 1/1/2040	26,075	25,701
5.000%, Due 5/1/2040	46,589	46,865
5.000%, Due 6/1/2040	29,241	29,415
4.000%, Due 9/1/2040	25,535	24,495
4.000%, Due 1/1/2041	50,676	48,595
2.500%, Due 11/1/2041	98,071	86,577
3.000%, Due 6/1/2043	237,303	212,330
3.000%, Due 8/1/2043	216,032	193,208
4.000%, Due 7/1/2045	51,710	48,707
3.500%, Due 8/1/2045	23,676	21,814
3.500%, Due 11/1/2045	232,600	214,021
3.500%, Due 1/1/2046	90,767	83,668
3.500%, Due 5/1/2046	24,194	22,171
4.000%, Due 7/1/2046	51,498	48,582
3.000%, Due 10/1/2046	19,166	16,897
3.000%, Due 11/1/2046	110,977	98,537
3.500%, Due 3/1/2047	27,222	24,923
4.500%, Due 7/1/2047	12,165	11,789
4.500%, Due 8/1/2047	21,619	20,975
3.500%, Due 9/1/2047	36,148	33,051
4.500%, Due 4/1/2048	9,912	9,534
4.500%, Due 7/1/2048	58,792	56,934
4.500%, Due 10/1/2049	67,475	64,867
4.000%, Due 11/1/2049	138,720	129,733
2.500%, Due 8/1/2050	302,130	249,852
3.000%, Due 8/1/2050	86,027	74,553
2.500%, Due 9/1/2050	98,558	81,761
2.500%, Due 10/1/2050	45,754	37,869
3.000%, Due 10/1/2050	93,100	81,162
2.000%, Due 3/1/2051	145,352	115,712
2.000%, Due 4/1/2051	228,131	180,114
3.000%, Due 5/1/2051	104,762	91,390
3.000%, Due 6/1/2051	105,364	91,106
3.500%, Due 6/1/2051	122,231	109,836
2.000%, Due 7/1/2051	233,622	184,212
3.500%, Due 7/1/2051	103,536	93,582
2.500%, Due 8/1/2051	217,389	180,465
3.000%, Due 11/1/2051	75,478	64,811

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.29% (continued)
Federal National Mortgage Association, (continued)
2.000%, Due 1/1/2052	$356,823	$283,049
2.500%, Due 2/1/2052	185,157	154,218
3.500%, Due 5/1/2052	137,855	123,672
4.000%, Due 6/1/2052	160,914	149,536
5.000%, Due 6/1/2052	259,314	256,054
3.000%, Due 7/1/2052	106,329	92,375
4.500%, Due 10/1/2052	158,867	151,642
5.000%, Due 12/1/2052	118,236	115,804
5.000%, Due 4/1/2053	79,408	77,980
4.500%, Due 6/1/2053	99,807	95,960
5.500%, Due 10/1/2053	187,703	186,904
6.000%, Due 1/1/2054	203,803	208,747
5.500%, Due 2/1/2054	198,604	198,887
6.500%, Due 6/1/2054	37,698	39,323
5.500%, Due 11/1/2054	207,035	206,298

		5,794,482

Government National Mortgage Association,
6.500%, Due 8/15/2027	1,191	1,200
6.500%, Due 11/15/2027	1,660	1,675
7.500%, Due 12/15/2028	3,272	3,341
5.500%, Due 7/15/2033	11,656	12,010
6.000%, Due 12/15/2033	16,186	16,667
5.500%, Due 2/20/2034	16,589	16,874
5.000%, Due 10/15/2039	33,821	34,060
3.500%, Due 9/15/2041	66,563	61,511
3.500%, Due 8/20/2047	13,063	11,948
3.500%, Due 10/20/2047	11,955	10,932
4.000%, Due 1/20/2048	59,782	55,734
5.000%, Due 1/20/2050	27,514	27,294
4.500%, Due 2/20/2050	25,860	24,915
5.000%, Due 2/20/2050	14,312	14,199
2.500%, Due 4/20/2050	127,406	107,450
2.500%, Due 6/20/2051	127,248	107,146
3.000%, Due 6/20/2051	54,714	47,931
2.500%, Due 7/20/2051	199,447	167,901
3.000%, Due 8/20/2051	125,172	110,969
2.500%, Due 11/20/2051	101,951	85,825
3.000%, Due 12/20/2051	241,514	211,422
3.500%, Due 1/20/2052	87,709	79,265
4.000%, Due 3/20/2052	91,495	84,932
2.500%, Due 4/20/2052	57,354	48,282
4.500%, Due 9/20/2052	119,650	114,223
5.000%, Due 4/20/2053	231,906	227,687
5.500%, Due 7/20/2053	184,426	184,943
5.000%, Due 12/20/2054	171,635	167,640
5.500%, Due 5/20/2055	44,773	44,702

		2,082,678

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,665,500)		10,814,186

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.86%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	252,657
3.750%, Due 1/25/2030	300,000	295,960
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	355,613

		904,230

Total U.S. Government Agency Obligations (Cost $904,343)		904,230

U.S. TREASURY OBLIGATIONS - 10.04%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	179,000	179,179
5.250%, Due 11/15/2028	217,000	225,816

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 10.04% (continued)
U.S. Treasury Bonds, (continued)
4.750%, Due 2/15/2037	$304,000	$313,310
4.500%, Due 8/15/2039	241,000	237,761
2.750%, Due 8/15/2042	250,000	189,365
2.875%, Due 5/15/2049	500,000	354,355
4.625%, Due 5/15/2054	355,000	339,968

		1,839,754

U.S. Treasury Notes,
0.250%, Due 8/31/2025	3,050,000	3,039,700
2.000%, Due 11/15/2026	500,000	486,797
2.500%, Due 3/31/2027	250,000	243,975
4.125%, Due 10/31/2027	250,000	251,016
2.875%, Due 5/15/2028	200,000	194,617
2.875%, Due 8/15/2028	300,000	291,199
2.625%, Due 2/15/2029	450,000	431,139
2.875%, Due 4/30/2029	300,000	289,207
4.625%, Due 4/30/2029	50,000	51,215
2.375%, Due 5/15/2029	450,000	425,830
1.625%, Due 8/15/2029	350,000	320,810
1.750%, Due 11/15/2029	200,000	183,227
3.500%, Due 1/31/2030	350,000	343,602
4.000%, Due 2/28/2030	250,000	250,615
4.625%, Due 4/30/2031	40,000	41,192
3.625%, Due 9/30/2031	200,000	195,109
4.375%, Due 1/31/2032	150,000	152,250
4.125%, Due 11/15/2032	250,000	249,424
3.500%, Due 2/15/2033	250,000	238,945
3.875%, Due 8/15/2033	200,000	195,203
4.000%, Due 2/15/2034	300,000	294,176
4.375%, Due 5/15/2034	255,000	256,584
3.875%, Due 8/15/2034	300,000	290,227

		8,716,059

Total U.S. Treasury Obligations (Cost $11,010,050)		10,555,813

	Shares
FOREIGN COMMON STOCKS - 3.91%
Communication Services - 0.33%
Media - 0.33%
WPP PLC, ADRB	12,800	346,624

Consumer Discretionary - 1.65%
Automobile Components - 1.65%
Aptiv PLCA	16,520	1,133,933
Magna International, Inc.B	14,704	602,864

		1,736,797

Total Consumer Discretionary		1,736,797

Consumer Staples - 0.33%
Beverages - 0.12%
Anheuser-Busch InBev SA, ADRB	2,200	126,874

Personal Products - 0.21%
Unilever PLC, ADR	3,740	218,528

Total Consumer Staples		345,402

Financials - 0.48%
Banks - 0.48%
Bank of Nova Scotia	9,155	509,109

Information Technology - 1.12%
Communications Equipment - 0.73%
Telefonaktiebolaget LM Ericsson, ADRB	105,830	764,093

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.91% (continued)
Information Technology - 1.12% (continued)
Electronic Equipment, Instruments & Components - 0.39%
TE Connectivity PLC	2,008	$413,146

Total Information Technology		1,177,239

Total Foreign Common Stocks (Cost $3,901,040)		4,115,171

SHORT-TERM INVESTMENTS - 3.50% (Cost $3,675,628)
Investment Companies - 3.50%
American Beacon U.S. Government Money Market Select Fund, 4.23%F G	3,675,628	3,675,628

SECURITIES LENDING COLLATERAL - 0.22% (Cost $227,095)
Investment Companies - 0.22%
American Beacon U.S. Government Money Market Select Fund, 4.23%F G	227,095	227,095

TOTAL INVESTMENTS - 99.68% (Cost $92,413,230)		104,770,664
OTHER ASSETS, NET OF LIABILITIES - 0.32%		333,515

TOTAL NET ASSETS - 100.00%		$105,104,179

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,026,712 or 2.88% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2025.

E	Perpetual maturity. The date shown, if any, is the next call date.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	12	September 2025	$3,746,216	$3,824,550	$78,334

			$3,746,216	$3,824,550	$78,334

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$56,584,222	$—	$—	$56,584,222
Corporate Obligations	—	12,633,504	—	12,633,504
Foreign Corporate Obligations	—	3,541,306	—	3,541,306
Foreign Sovereign Obligations	—	454,588	—	454,588
Asset-Backed Obligations	—	1,029,539	—	1,029,539
Commercial Mortgage-Backed Obligations	—	235,382	—	235,382
U.S. Agency Mortgage-Backed Obligations	—	10,814,186	—	10,814,186
U.S. Government Agency Obligations	—	904,230	—	904,230
U.S. Treasury Obligations	—	10,555,813	—	10,555,813
Foreign Common Stocks	4,115,171	—	—	4,115,171
Short-Term Investments	3,675,628	—	—	3,675,628
Securities Lending Collateral	227,095	—	—	227,095

Total Investments in Securities - Assets	$64,602,116	$40,168,548	$—	$104,770,664

Financial Derivative Instruments - Assets
Futures Contracts	$78,334	$—	$—	$78,334

Total Financial Derivative Instruments - Assets	$78,334	$—	$—	$78,334

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 6.48%
Communications - 1.89%
Media - 1.89%
Walt Disney Co., 3.800%, Due 3/22/2030	$5,450,000	$5,331,978

Financial - 2.40%
Banks - 2.40%
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	2,985,000	2,780,862
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	4,006,676

		6,787,538

Total Financial		6,787,538

Utilities - 2.19%
Electric - 2.19%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,170,000	6,183,915

Total Corporate Obligations (Cost $18,817,812)		18,303,431

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.99%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	3,307,850	3,228,752
2.000%, Due 8/1/2042	223,614	189,144
2.500%, Due 9/1/2042	10,806,394	9,495,207
1.500%, Due 1/1/2051	8,822,409	6,566,976
2.500%, Due 3/1/2052	11,646,839	9,585,472
2.500%, Due 4/1/2052	12,739,373	10,487,616
3.000%, Due 5/1/2052	10,214,723	8,847,932
4.000%, Due 10/1/2052	10,475,065	9,683,517
4.000%, Due 11/1/2052	10,800,309	9,984,198

		68,068,814

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,410,603	4,192,665
3.000%, Due 7/1/2040	5,533,361	5,096,802
3.000%, Due 8/1/2040	3,650,623	3,358,011
4.000%, Due 6/1/2049	5,937,240	5,568,095
2.500%, Due 11/1/2050	5,862,474	4,817,344
2.500%, Due 5/1/2051	9,575,353	7,853,632
2.500%, Due 2/1/2052	8,454,733	6,952,567
3.000%, Due 5/1/2052	19,750,480	16,953,907
3.500%, Due 10/1/2052	10,238,070	9,167,793
4.000%, Due 10/1/2052	6,848,832	6,325,878

		70,286,694

Total U.S. Agency Mortgage-Backed Obligations (Cost $142,677,721)		138,355,508

U.S. TREASURY OBLIGATIONS - 43.38%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	11,370,000	10,089,098
2.500%, Due 2/15/2045	24,005,000	16,703,166

		26,792,264

U.S. Treasury Notes,
1.875%, Due 2/15/2032	31,380,000	27,375,373
3.500%, Due 2/15/2033	35,170,000	33,614,827
4.000%, Due 2/15/2034	35,440,000	34,751,966

		95,742,166

Total U.S. Treasury Obligations (Cost $126,883,116)		122,534,430

TOTAL INVESTMENTS - 98.85% (Cost $288,378,649)		279,193,369
OTHER ASSETS, NET OF LIABILITIES - 1.15%		3,255,054

TOTAL NET ASSETS - 100.00%		$282,448,423

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2025.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$18,303,431	$—	$18,303,431
U.S. Agency Mortgage-Backed Obligations	—	138,355,508	—	138,355,508
U.S. Treasury Obligations	—	122,534,430	—	122,534,430

Total Investments in Securities - Assets	$—	$279,193,369	$—	$279,193,369

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Australia - 7.79%
Foreign Common Stocks - 7.79%
Austal Ltd.A	191,886	$808,950
Capricorn Metals Ltd.A	91,989	530,277
Catapult Group International Ltd.A	190,330	810,952
Eagers Automotive Ltd.B	49,071	618,726
HUB24 Ltd.	9,876	676,887
JB Hi-Fi Ltd.	7,589	544,769
Netwealth Group Ltd.	33,630	811,110
Perseus Mining Ltd.	50,885	106,933
Qantas Airways Ltd.	72,489	506,380
SRG Global Ltd.	587,989	629,156
Superloop Ltd.A	328,820	707,909
Technology One Ltd.	26,784	707,099
Temple & Webster Group Ltd.A	59,707	938,931

Total Foreign Common Stocks		8,398,079

Total Australia (Cost $6,886,314)		8,398,079

Austria - 1.31%
Foreign Common Stocks - 1.31%
BAWAG Group AGC	6,917	874,619
Porr AG	15,708	532,401

Total Foreign Common Stocks		1,407,020

Total Austria (Cost $999,538)		1,407,020

Brazil - 1.29%
Foreign Common Stocks - 1.29%
Embraer SA	46,032	663,078
Porto Seguro SA	78,275	725,360

Total Foreign Common Stocks		1,388,438

Total Brazil (Cost $949,510)		1,388,438

Canada - 5.98%
Foreign Common Stocks - 5.98%
5N Plus, Inc.A	91,529	817,129
Artemis Gold, Inc.A	48,852	893,763
Bombardier, Inc., Class BA B	7,264	847,030
Definity Financial Corp.	13,427	723,387
Finning International, Inc.	16,892	736,099
Kinross Gold Corp.	41,955	671,292
Lundin Gold, Inc.	9,077	420,113
Stantec, Inc.	6,767	739,701
TerraVest Industries, Inc.B	4,909	604,839

Total Foreign Common Stocks		6,453,353

Total Canada (Cost $4,978,514)		6,453,353

China - 9.31%
Foreign Common Stocks - 9.31%
Dongfang Electric Corp. Ltd., Class H	407,324	962,011
InnoCare Pharma Ltd.A C	503,026	1,154,717
Innovent Biologics, Inc.A C	77,374	965,943
Inspur Digital Enterprise Technology Ltd.	379,255	506,317
Meitu, Inc.C	856,436	1,317,930
NetEase Cloud Music, Inc.A C	31,205	1,009,690
Pop Mart International Group Ltd.C	30,084	942,760
SITC International Holdings Co. Ltd.	153,823	498,700
TCL Electronics Holdings Ltd.	422,825	547,249
United Laboratories International Holdings Ltd.	247,962	466,863
WuXi XDC Cayman, Inc.A	101,907	749,049

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
China - 9.31% (continued)
Foreign Common Stocks - 9.31% (continued)
XD, Inc.D	138,031	$921,379

Total Foreign Common Stocks		10,042,608

Total China (Cost $6,357,337)		10,042,608

Denmark - 1.44%
Foreign Common Stocks - 1.44%
Per Aarsleff Holding AS	8,127	877,218
Sydbank AS	9,121	677,442

Total Foreign Common Stocks		1,554,660

Total Denmark (Cost $1,255,036)		1,554,660

Finland - 0.76% (Cost $793,137)
Foreign Common Stocks - 0.76%
Orion OYJ, Class B	10,179	816,624

France - 1.30%
Foreign Common Stocks - 1.30%
Technip Energies NV	17,071	737,956
VusionGroup	2,583	666,184

Total Foreign Common Stocks		1,404,140

Total France (Cost $1,378,912)		1,404,140

Georgia - 0.76% (Cost $650,521)
Foreign Common Stocks - 0.76%
TBC Bank Group PLC	12,734	815,632

Germany - 4.28%
Foreign Common Stocks - 4.28%
Auto1 Group SEA C	24,293	734,664
Bilfinger SE	7,082	765,363
Hensoldt AG	6,967	764,066
Montana Aerospace AGA C	24,742	865,094
Scout24 SEC	5,514	738,748
Vossloh AG	7,641	752,528

Total Foreign Common Stocks		4,620,463

Total Germany (Cost $3,716,069)		4,620,463

Greece - 2.16%
Foreign Common Stocks - 2.16%
Alpha Bank SA	256,834	967,226
Metlen Energy & Metals SA	10,357	571,823
National Bank of Greece SA	56,509	792,558

Total Foreign Common Stocks		2,331,607

Total Greece (Cost $1,737,337)		2,331,607

India - 5.65%
Foreign Common Stocks - 5.65%
Choice International Ltd.A	90,753	787,366
Eris Lifesciences Ltd.C	32,170	666,509
Force Motors Ltd.	4,904	949,688
Fortis Healthcare Ltd.	59,454	582,366
Hitachi Energy India Ltd.	3,079	708,074
Krishna Institute of Medical Sciences Ltd.A C	74,717	639,752
Multi Commodity Exchange of India Ltd.	6,371	557,398
Narayana Hrudayalaya Ltd.D	31,149	683,794

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
India - 5.65% (continued)
Foreign Common Stocks - 5.65% (continued)
Wockhardt Ltd.A	27,380	$522,290

Total Foreign Common Stocks		6,097,237

Total India (Cost $5,786,847)		6,097,237

Israel - 3.19%
Foreign Common Stocks - 3.19%
Clal Insurance Enterprises Holdings Ltd.	17,481	842,303
Elbit Systems Ltd.	1,765	814,599
First International Bank of Israel Ltd.	10,666	743,424
Next Vision Stabilized Systems Ltd.	25,291	1,039,958

Total Foreign Common Stocks		3,440,284

Total Israel (Cost $2,008,435)		3,440,284

Italy - 4.77%
Foreign Common Stocks - 4.77%
Avio SpAB D	31,621	1,082,576
Banca Mediolanum SpA	35,741	632,208
BPER Banca SpA	67,888	669,063
Fincantieri SpAA B	40,538	786,916
Maire SpA	49,856	691,282
OVS SpAC	145,248	603,024
Webuild SpAB	150,527	678,880

Total Foreign Common Stocks		5,143,949

Total Italy (Cost $3,871,841)		5,143,949

Japan - 8.77%
Foreign Common Stocks - 8.77%
BayCurrent, Inc.	10,149	583,904
Capcom Co. Ltd.	21,764	559,398
Japan Steel Works Ltd.	12,041	752,243
Kandenko Co. Ltd.	41,599	991,976
Kawasaki Heavy Industries Ltd.	11,256	830,018
Kinden Corp.	23,585	745,711
Namura Shipbuilding Co. Ltd.B	29,456	609,434
Nojima Corp.	28,269	649,550
Rakuten Bank Ltd.A	14,821	695,840
Sanki Engineering Co. Ltd.	31,711	938,923
SBI Holdings, Inc.	18,888	709,177
SCSK Corp.	22,769	711,758
Shimizu Corp.	61,505	685,406

Total Foreign Common Stocks		9,463,338

Total Japan (Cost $7,907,324)		9,463,338

Mexico - 0.83% (Cost $621,256)
Foreign Common Stocks - 0.83%
Gentera SAB de CV	396,508	899,158

Netherlands - 1.46%
Foreign Common Stocks - 1.46%
Koninklijke BAM Groep NV	83,913	735,448
Van Lanschot Kempen NV	12,863	841,121

Total Foreign Common Stocks		1,576,569

Total Netherlands (Cost $1,128,779)		1,576,569

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Norway - 2.18%
Foreign Common Stocks - 2.18%
Europris ASAC	72,528	$682,578
Gjensidige Forsikring ASA	33,350	879,338
Protector Forsikring ASA	16,129	789,391

Total Foreign Common Stocks		2,351,307

Total Norway (Cost $1,793,250)		2,351,307

Poland - 0.75% (Cost $655,277)
Foreign Common Stocks - 0.75%
CD Projekt SA	12,089	810,331

Portugal - 0.57% (Cost $611,814)
Foreign Common Stocks - 0.57%
Sonae SGPS SA	428,477	618,068

Republic of Korea - 7.32%
Foreign Common Stocks - 7.32%
Doosan Co. Ltd.	1,702	737,599
HD Hyundai Electric Co. Ltd.	2,211	798,753
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,746	969,725
Hyundai Rotem Co. Ltd.	5,921	862,447
Korea Aerospace Industries Ltd.	8,693	592,363
KT Corp., ADR	30,908	624,032
LIG Nex1 Co. Ltd.	2,197	994,892
PharmaResearch Co. Ltd.	2,860	1,148,702
Samyang Foods Co. Ltd.	1,124	1,168,739

Total Foreign Common Stocks		7,897,252

Total Republic of Korea (Cost $4,663,778)		7,897,252

Singapore - 0.80% (Cost $569,006)
Foreign Common Stocks - 0.80%
Singapore Technologies Engineering Ltd.	128,028	864,761

South Korea - 6.09%
Foreign Common Stocks - 6.09%
BHI Co. Ltd.A	19,336	561,899
Cosmax, Inc.	4,134	749,712
Coway Co. Ltd.	9,162	719,456
DB Insurance Co. Ltd.	8,048	742,821
HD Hyundai Mipo	5,098	779,331
KIWOOM Securities Co. Ltd.	4,822	749,309
Kolmar Korea Co. Ltd.	10,424	732,867
Korea Investment Holdings Co. Ltd.	7,805	804,813
Park Systems Corp.	3,643	725,027

Total Foreign Common Stocks		6,565,235

Total South Korea (Cost $5,629,636)		6,565,235

Spain - 2.53%
Foreign Common Stocks - 2.53%
Construcciones y Auxiliar de Ferrocarriles SA	10,058	609,492
Grenergy Renovables SAA	8,384	620,951
Indra Sistemas SA	19,974	828,346
Unicaja Banco SAC	250,769	664,258

Total Foreign Common Stocks		2,723,047

Total Spain (Cost $2,675,990)		2,723,047

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Sweden - 2.12%
Foreign Common Stocks - 2.12%
Betsson AB, Class B	30,536	$518,122
Clas Ohlson AB, Class B	30,649	1,067,631
Dynavox Group ABA	54,200	700,945

Total Foreign Common Stocks		2,286,698

Total Sweden (Cost $1,683,461)		2,286,698

Switzerland - 3.06%
Foreign Common Stocks - 3.06%
Accelleron Industries AG	9,122	834,990
R&S Group Holding AG	16,966	778,065
Sportradar Group AG, Class AA	36,013	1,064,905
Swissquote Group Holding SA	922	618,072

Total Foreign Common Stocks		3,296,032

Total Switzerland (Cost $2,423,988)		3,296,032

Taiwan - 7.46%
Foreign Common Stocks - 7.46%
Asia Vital Components Co. Ltd.	23,801	736,019
Bizlink Holding, Inc.	24,672	753,034
Chenbro Micom Co. Ltd.	52,072	894,981
Fulltech Fiber Glass Corp.A	518,390	948,290
Gold Circuit Electronics Ltd.	71,647	898,963
King Slide Works Co. Ltd.	14,516	1,296,093
Taiwan Union Technology Corp.	105,393	963,977
Tripod Technology Corp.	57,571	540,075
United Integrated Services Co. Ltd.	38,292	1,013,508

Total Foreign Common Stocks		8,044,940

Total Taiwan (Cost $6,054,674)		8,044,940

United Kingdom - 2.85%
Foreign Common Stocks - 2.85%
Babcock International Group PLC	61,485	843,670
Chemring Group PLC	95,868	696,344
Games Workshop Group PLC	3,320	714,244
Sigmaroc PLCA	538,140	820,142

Total Foreign Common Stocks		3,074,400

Total United Kingdom (Cost $2,609,511)		3,074,400

United States - 0.74% (Cost $769,592)
Common Stocks - 0.74%
MDA Space Ltd.A	28,471	797,254

SHORT-TERM INVESTMENTS - 1.77% (Cost $1,907,076)
Investment Companies - 1.77%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	1,907,076	1,907,076

TOTAL INVESTMENTS - 99.29% (Cost $83,073,760)		107,089,560
OTHER ASSETS, NET OF LIABILITIES - 0.71%		762,046

TOTAL NET ASSETS - 100.00%		$107,851,606

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,860,286 or 11.00% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$8,398,079	$—	$—	$8,398,079
Austria	1,407,020	—	—	1,407,020
Brazil	1,388,438	—	—	1,388,438
Canada	6,453,353	—	—	6,453,353
China	10,042,608	—	—	10,042,608
Denmark	1,554,660	—	—	1,554,660
Finland	816,624	—	—	816,624
France	1,404,140	—	—	1,404,140
Georgia	815,632	—	—	815,632
Germany	4,620,463	—	—	4,620,463
Greece	2,331,607	—	—	2,331,607
India	6,097,237	—	—	6,097,237
Israel	3,440,284	—	—	3,440,284
Italy	5,143,949	—	—	5,143,949
Japan	9,463,338	—	—	9,463,338
Mexico	899,158	—	—	899,158
Netherlands	1,576,569	—	—	1,576,569
Norway	2,351,307	—	—	2,351,307
Poland	810,331	—	—	810,331
Portugal	618,068	—	—	618,068
Republic of Korea	7,897,252	—	—	7,897,252
Singapore	864,761	—	—	864,761
South Korea	6,565,235	—	—	6,565,235
Spain	2,723,047	—	—	2,723,047
Sweden	2,286,698	—	—	2,286,698
Switzerland	3,296,032	—	—	3,296,032
Taiwan	8,044,940	—	—	8,044,940
United Kingdom	3,074,400	—	—	3,074,400
Common Stocks
United States	797,254	—	—	797,254
Short-Term Investments	1,907,076	—	—	1,907,076

Total Investments in Securities - Assets	$107,089,560	$—	$—	$107,089,560

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Australia - 0.50%
Foreign Common Stocks - 0.50%
Glencore PLCA	190,125	$765,192
Rio Tinto PLC	35,665	2,121,193

Total Foreign Common Stocks		2,886,385

Total Australia (Cost $3,185,101)		2,886,385

Austria - 0.41% (Cost $2,595,533)
Foreign Common Stocks - 0.41%
Mondi PLC	172,581	2,341,868

Belgium - 1.15%
Foreign Common Stocks - 1.15%
Anheuser-Busch InBev SA	44,477	2,608,916
KBC Group NV	22,883	2,396,227
Syensqo SA	19,960	1,593,573

Total Foreign Common Stocks		6,598,716

Total Belgium (Cost $5,827,292)		6,598,716

Canada - 2.71%
Foreign Common Stocks - 2.71%
Barrick Mining Corp.	76,500	1,614,914
Canadian Pacific Kansas City Ltd.	57,336	4,216,612
Gildan Activewear, Inc.	59,272	2,993,972
Linamar Corp.	62,735	3,033,520
Open Text Corp.B	32,704	962,521
Suncor Energy, Inc.	68,865	2,716,132

Total Foreign Common Stocks		15,537,671

Total Canada (Cost $14,951,408)		15,537,671

China - 3.17%
Foreign Common Stocks - 3.17%
AIA Group Ltd.	423,800	3,962,665
ArcelorMittal SA	50,988	1,601,319
Prudential PLC	797,630	10,152,572
Techtronic Industries Co. Ltd.	204,500	2,456,605

Total Foreign Common Stocks		18,173,161

Total China (Cost $16,544,203)		18,173,161

Denmark - 0.71% (Cost $5,740,287)
Foreign Common Stocks - 0.71%
Novo Nordisk AS, Class B	84,879	4,081,252

Finland - 0.38% (Cost $1,428,113)
Foreign Common Stocks - 0.38%
Fortum OYJ	117,385	2,155,412

France - 15.59%
Foreign Common Stocks - 15.59%
Air Liquide SA	17,954	3,540,516
Alstom SAA	567,867	13,375,742
Arkema SA	64,413	4,403,134
AXA SA	19,585	953,915
BNP Paribas SA	41,967	3,834,291
Bureau Veritas SA	96,099	2,965,426
Capgemini SE	28,700	4,287,293
Cie de Saint-Gobain SA	50,760	5,810,107
Engie SA	175,197	3,922,719

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
France - 15.59% (continued)
Foreign Common Stocks - 15.59% (continued)
Kering SA	34,762	$8,588,636
Legrand SA	17,058	2,529,682
Orange SA	317,331	4,832,731
Pernod Ricard SA	17,973	1,853,354
Rexel SA	58,773	1,782,766
Societe Generale SA	163,447	10,437,974
Teleperformance SE	75,970	7,431,660
Thales SA	14,030	3,775,401
Verallia SAC	142,871	4,607,632
Worldline SAA B C	152,858	558,911

Total Foreign Common Stocks		89,491,890

Total France (Cost $84,521,555)		89,491,890

Germany - 9.59%
Foreign Common Stocks - 9.59%
Bayerische Motoren Werke AG	60,508	5,792,056
Brenntag SE	27,488	1,710,881
Continental AG	89,104	7,646,745
Daimler Truck Holding AG	75,157	3,673,492
Deutsche Bank AG	76,282	2,523,231
Deutsche Post AG	91,324	4,111,436
Deutsche Telekom AG	83,379	2,995,387
E.ON SE	63,138	1,149,606
Heidelberg Materials AG	2,805	648,216
Infineon Technologies AG	101,388	4,007,406
Lanxess AG	79,529	2,196,354
Mercedes-Benz Group AG	83,551	4,776,953
Merck KGaA	16,429	2,067,989
MTU Aero Engines AG	7,036	3,036,749
Puma SE	53,207	1,132,121
SAP SE	9,892	2,831,217
Siemens AG	6,113	1,568,937
Siemens Healthineers AGC	40,154	2,167,462
Zalando SEA C	35,619	1,045,476

Total Foreign Common Stocks		55,081,714

Total Germany (Cost $52,593,037)		55,081,714

Israel - 0.73%
Foreign Common Stocks - 0.73%
Bank Hapoalim BM	153,800	2,897,274
Wix.com Ltd.A	9,420	1,281,403

Total Foreign Common Stocks		4,178,677

Total Israel (Cost $4,106,281)		4,178,677

Italy - 2.38%
Foreign Common Stocks - 2.38%
Enel SpA	234,406	2,068,608
Eni SpA	126,838	2,158,185
Lottomatica Group SpA	75,962	2,049,299
UniCredit SpA	100,317	7,398,953

Total Foreign Common Stocks		13,675,045

Total Italy (Cost $8,156,129)		13,675,045

Japan - 10.83%
Foreign Common Stocks - 10.83%
Bandai Namco Holdings, Inc.	64,400	2,095,989
FANUC Corp.	147,400	4,174,704

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Japan - 10.83% (continued)
Foreign Common Stocks - 10.83% (continued)
Fujitsu Ltd.	23,300	$510,653
MatsukiyoCocokara & Co.	156,600	3,222,346
Mitsui Fudosan Co. Ltd.	174,800	1,574,707
Mizuho Financial Group, Inc.	107,000	3,180,199
Murata Manufacturing Co. Ltd.	195,800	2,944,141
NEC Corp.	108,000	3,150,478
Nintendo Co. Ltd.	11,600	976,154
Nippon Sanso Holdings Corp.	70,900	2,526,635
Nitori Holdings Co. Ltd.B	16,100	1,382,059
Otsuka Holdings Co. Ltd.	45,000	2,179,277
Renesas Electronics Corp.	478,500	5,920,962
Resona Holdings, Inc.	285,900	2,633,389
Shimadzu Corp.	98,900	2,203,607
Shin-Etsu Chemical Co. Ltd.	82,400	2,401,512
SMC Corp.	11,300	3,949,005
Sompo Holdings, Inc.	63,500	1,883,104
SUMCO Corp.	340,200	2,700,394
Sumitomo Corp.	206,200	5,278,064
Sumitomo Mitsui Financial Group, Inc.	37,400	956,081
Suzuki Motor Corp.	134,900	1,490,788
Tokyo Electron Ltd.	13,900	2,519,145
Toyo Suisan Kaisha Ltd.	36,500	2,339,340

Total Foreign Common Stocks		62,192,733

Total Japan (Cost $62,725,372)		62,192,733

Netherlands - 6.60%
Foreign Common Stocks - 6.60%
Aegon Ltd.	514,586	3,690,249
Akzo Nobel NV	64,534	4,056,431
ASML Holding NV	6,235	4,362,439
Heineken NV	39,865	3,141,810
ING Groep NV	393,733	9,206,729
Koninklijke Philips NV	135,353	3,568,136
NN Group NV	16,083	1,085,817
Randstad NV	132,497	6,326,438
Universal Music Group NV	84,899	2,458,984

Total Foreign Common Stocks		37,897,033

Total Netherlands (Cost $33,772,947)		37,897,033

Republic of Korea - 5.27%
Foreign Common Stocks - 5.27%
BGF retail Co. Ltd.	16,137	1,316,048
Hyundai Mobis Co. Ltd.	23,868	5,068,594
Kia Corp.	13,943	1,028,532
Samsung Electronics Co. Ltd.	394,126	20,291,748
Samsung Fire & Marine Insurance Co. Ltd.	3,047	967,842
Shinhan Financial Group Co. Ltd.	32,830	1,609,778

Total Foreign Common Stocks		30,282,542

Total Republic of Korea (Cost $25,412,490)		30,282,542

Singapore - 0.81%
Foreign Common Stocks - 0.81%
Singapore Telecommunications Ltd.	865,200	2,585,471
United Overseas Bank Ltd.	73,700	2,054,223

Total Foreign Common Stocks		4,639,694

Total Singapore (Cost $3,871,306)		4,639,694

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
South Korea - 0.53%
Foreign Common Stocks - 0.53%
Hana Financial Group, Inc.	39,091	$2,407,248
Korea Electric Power Corp.	23,344	648,912

Total Foreign Common Stocks		3,056,160

Total South Korea (Cost $2,166,403)		3,056,160

Spain - 2.66%
Foreign Common Stocks - 2.33%
Banco Santander SA	300,194	2,581,692
Bankinter SA	216,372	3,086,545
Industria de Diseno Textil SA	33,483	1,601,414
Repsol SA	402,474	6,099,546

Total Foreign Common Stocks		13,369,197

Foreign Preferred Stocks - 0.33%
Grifols SAA D	179,184	1,923,178

Total Spain (Cost $12,195,055)		15,292,375

Sweden - 1.46%
Foreign Common Stocks - 1.46%
Electrolux AB, Class BA B	201,549	1,231,622
Hexagon AB, Class B	364,662	4,021,275
Sandvik AB	128,377	3,136,888

Total Foreign Common Stocks		8,389,785

Total Sweden (Cost $8,039,998)		8,389,785

Switzerland - 2.34%
Foreign Common Stocks - 2.34%
ABB Ltd.	60,305	3,973,560
Adecco Group AG	246,228	7,802,904
Cie Financiere Richemont SA, Class A	9,935	1,631,676

Total Foreign Common Stocks		13,408,140

Total Switzerland (Cost $11,694,317)		13,408,140

United Kingdom - 19.39%
Foreign Common Stocks - 19.39%
3i Group PLC	47,972	2,629,833
AstraZeneca PLC	51,859	7,755,533
AstraZeneca PLC, ADR	62,099	4,538,816
Barclays PLC	2,561,435	12,560,183
Barratt Redrow PLC	724,802	3,580,921
Berkeley Group Holdings PLC	28,517	1,374,625
British American Tobacco PLC	150,181	8,012,795
Coca-Cola Europacific Partners PLC	22,428	2,208,833
Compass Group PLC	79,584	2,800,984
Croda International PLC	66,244	2,285,112
Diageo PLC	141,524	3,463,325
Hikma Pharmaceuticals PLC	59,825	1,551,715
IMI PLC	69,586	2,041,990
JD Sports Fashion PLC	742,906	838,464
Kingfisher PLC	200,165	715,061
National Grid PLC	205,618	2,878,423
NatWest Group PLC	96,500	671,623
Reckitt Benckiser Group PLC	187,627	14,054,624
RELX PLC	130,811	6,800,181
Rolls-Royce Holdings PLC	436,459	6,179,110
RS Group PLC	194,453	1,435,536
Segro PLC	203,981	1,744,014

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
United Kingdom - 19.39% (continued)
Foreign Common Stocks - 19.39% (continued)
Smith & Nephew PLC	125,967	$1,933,915
Smiths Group PLC	17,617	547,214
Standard Chartered PLC	95,649	1,718,568
Taylor Wimpey PLC	3,890,366	5,253,412
Unilever PLC	80,763	4,701,557
WH Smith PLC	122,563	1,659,094
Whitbread PLC	133,894	5,398,531

Total Foreign Common Stocks		111,333,992

Total United Kingdom (Cost $93,924,629)		111,333,992

United States - 8.77%
Common Stocks - 8.77%
Amcor PLC	223,293	2,116,614
Aon PLC, Class A	6,750	2,401,042
BP PLC	697,070	3,726,069
Carnival PLCA	142,245	3,918,673
Chubb Ltd.	5,647	1,502,328
CRH PLC	17,467	1,667,225
Experian PLC	35,729	1,889,307
GSK PLC	627,849	11,757,612
ICON PLCA	9,373	1,585,818
Roche Holding AG	30,650	9,701,588
Sanofi SA	57,707	5,192,024
Shell PLC	135,768	4,860,877

Total Common Stocks		50,319,177

Total United States (Cost $52,343,254)		50,319,177

SHORT-TERM INVESTMENTS - 3.41% (Cost $19,600,011)
Investment Companies - 3.41%
American Beacon U.S. Government Money Market Select Fund, 4.23%E F	19,600,011	19,600,011

TOTAL INVESTMENTS - 99.39% (Cost $525,394,721)		570,613,433
OTHER ASSETS, NET OF LIABILITIES - 0.61%		3,481,901

TOTAL NET ASSETS - 100.00%		$574,095,334

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,379,481 or 1.46% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Long Futures Contracts Open on July 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. Mini MSCI EAFE Index Futures	172	September 2025	$22,986,629	$22,475,240	$(511,389)

			$22,986,629	$22,475,240	$(511,389)

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$2,886,385	$—	$—	$2,886,385
Austria	2,341,868	—	—	2,341,868
Belgium	6,598,716	—	—	6,598,716
Canada	15,537,671	—	—	15,537,671
China	18,173,161	—	—	18,173,161
Denmark	4,081,252	—	—	4,081,252
Finland	2,155,412	—	—	2,155,412
France	89,491,890	—	—	89,491,890
Germany	55,081,714	—	—	55,081,714
Israel	4,178,677	—	—	4,178,677
Italy	13,675,045	—	—	13,675,045
Japan	62,192,733	—	—	62,192,733
Netherlands	37,897,033	—	—	37,897,033
Republic of Korea	30,282,542	—	—	30,282,542
Singapore	4,639,694	—	—	4,639,694
South Korea	3,056,160	—	—	3,056,160
Spain	13,369,197	—	—	13,369,197
Sweden	8,389,785	—	—	8,389,785
Switzerland	13,408,140	—	—	13,408,140
United Kingdom	111,333,992	—	—	111,333,992
Foreign Preferred Stocks
Spain	1,923,178	—	—	1,923,178
Common Stocks
United States	50,319,177	—	—	50,319,177
Short-Term Investments	19,600,011	—	—	19,600,011

Total Investments in Securities - Assets	$570,613,433	$—	$—	$570,613,433

Financial Derivative Instruments - Liabilities
Futures Contracts	$(511,389)	$—	$—	$(511,389)

Total Financial Derivative Instruments - Liabilities	$(511,389)	$—	$—	$(511,389)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16%
Communication Services - 3.75%
Entertainment - 0.75%
Electronic Arts, Inc.	94,410	$14,396,581
Warner Bros Discovery, Inc.A	758,361	9,987,614

		24,384,195

Interactive Media & Services - 1.12%
Alphabet, Inc., Class A	191,993	36,843,457

Media - 1.88%
Comcast Corp., Class A	1,177,783	39,137,729
Omnicom Group, Inc.	223,575	16,108,579
Paramount Global, Class B	518,915	6,522,761

		61,769,069

Total Communication Services		122,996,721

Consumer Discretionary - 5.50%
Automobile Components - 0.18%
BorgWarner, Inc.	158,825	5,844,760

Automobiles - 0.76%
General Motors Co.	469,764	25,057,212

Hotels, Restaurants & Leisure - 3.20%
Carnival Corp.A	1,750,427	52,110,212
Las Vegas Sands Corp.	374,209	19,608,551
Marriott International, Inc., Class A	52,802	13,930,752
Wynn Resorts Ltd.	176,631	19,258,078

		104,907,593

Household Durables - 0.64%
Lennar Corp., Class A	188,424	21,137,404

Specialty Retail - 0.72%
Lithia Motors, Inc.	15,100	4,348,800
Lowe’s Cos., Inc.	85,710	19,162,185

		23,510,985

Total Consumer Discretionary		180,457,954

Consumer Staples - 4.57%
Beverages - 1.70%
Constellation Brands, Inc., Class A	65,200	10,891,008
Keurig Dr. Pepper, Inc.	1,021,588	33,354,848
PepsiCo, Inc.	83,837	11,562,799

		55,808,655

Consumer Staples Distribution & Retail - 0.20%
Target Corp.	65,940	6,626,970

Food Products - 1.34%
Conagra Brands, Inc.	230,386	4,206,848
Kraft Heinz Co.	667,225	18,321,999
Mondelez International, Inc., Class A	179,499	11,611,790
Nestle SA, ADRB	112,201	9,759,243

		43,899,880

Household Products - 0.20%
Kimberly-Clark Corp.	52,676	6,564,483

Personal Products - 0.29%
Kenvue, Inc.	439,176	9,415,934

Tobacco - 0.84%
Philip Morris International, Inc.	168,462	27,636,191

Total Consumer Staples		149,952,113

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Energy - 8.55%
Energy Equipment & Services - 1.93%
Baker Hughes Co.	329,806	$14,857,760
Halliburton Co.	842,907	18,881,117
NOV, Inc.	1,271,346	15,993,533
Schlumberger NV	404,468	13,671,018

		63,403,428

Oil, Gas & Consumable Fuels - 6.62%
APA Corp.B	1,399,186	26,990,298
Chevron Corp.	191,348	29,016,011
ConocoPhillips	302,866	28,875,244
EOG Resources, Inc.	67,647	8,118,993
Exxon Mobil Corp.	480,393	53,631,075
Murphy Oil Corp.	102,329	2,538,782
Ovintiv, Inc.	336,880	13,872,718
Permian Resources Corp.	956,114	13,538,574
Phillips 66	185,405	22,912,350
Shell PLC, ADR	246,136	17,773,481

		217,267,526

Total Energy		280,670,954

Financials - 22.77%
Banks - 9.33%
Bank of America Corp.	1,110,903	52,512,385
Citigroup, Inc.	610,501	57,203,944
Citizens Financial Group, Inc.	319,475	15,245,347
First Citizens BancShares, Inc., Class A	5,765	11,499,791
JPMorgan Chase & Co.	173,372	51,359,721
PNC Financial Services Group, Inc.	97,293	18,511,939
Truist Financial Corp.	199,794	8,732,996
U.S. Bancorp	456,987	20,546,136
Wells Fargo & Co.	646,281	52,109,637
Western Alliance Bancorp	239,507	18,576,163

		306,298,059

Capital Markets - 3.33%
Blackrock, Inc.	16,120	17,828,881
KKR & Co., Inc.	148,543	21,773,433
LPL Financial Holdings, Inc.	10,092	3,993,707
Morgan Stanley	158,477	22,576,633
Nasdaq, Inc.	227,407	21,881,102
State Street Corp.	189,021	21,123,097

		109,176,853

Consumer Finance - 2.09%
American Express Co.	152,795	45,733,072
Capital One Financial Corp.	54,238	11,661,170
SLM Corp.	352,420	11,206,956

		68,601,198

Financial Services - 1.90%
Corebridge Financial, Inc.	308,043	10,954,009
Fidelity National Information Services, Inc.	542,435	43,074,763
Fiserv, Inc.A	58,800	8,169,672

		62,198,444

Insurance - 6.12%
American International Group, Inc.	591,098	45,886,938
Aon PLC, Class A	55,702	19,813,758
Chubb Ltd.	64,149	17,066,200
Everest Group Ltd.	29,060	9,758,348
Hartford Insurance Group, Inc.	83,503	10,386,938
Marsh & McLennan Cos., Inc.	111,256	22,162,195
Progressive Corp.	167,170	40,461,827
Travelers Cos., Inc.	73,668	19,171,360

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Financials - 22.77% (continued)
Insurance - 6.12% (continued)
Willis Towers Watson PLC	51,482	$16,258,531

		200,966,095

Total Financials		747,240,649

Health Care - 11.87%
Biotechnology - 0.46%
AbbVie, Inc.	80,077	15,136,155

Health Care Equipment & Supplies - 2.75%
Abbott Laboratories	129,889	16,390,693
GE HealthCare Technologies, Inc.	293,637	20,942,191
Medtronic PLC	462,964	41,777,871
Solventum Corp.A	70,900	5,059,424
Zimmer Biomet Holdings, Inc.	63,949	5,860,926

		90,031,105

Health Care Providers & Services - 5.44%
Centene Corp.A	153,310	3,996,792
Cigna Group	123,504	33,022,500
CVS Health Corp.	135,485	8,413,618
Elevance Health, Inc.	150,381	42,569,853
HCA Healthcare, Inc.	31,021	10,981,124
Humana, Inc.	69,578	17,385,455
Labcorp Holdings, Inc.	19,880	5,170,390
McKesson Corp.	44,918	31,152,430
UnitedHealth Group, Inc.	103,665	25,870,637

		178,562,799

Life Sciences Tools & Services - 0.48%
Avantor, Inc.A	1,175,152	15,794,043

Pharmaceuticals - 2.74%
GSK PLC, ADRB	130,115	4,833,772
Johnson & Johnson	140,825	23,199,511
Merck & Co., Inc.	354,000	27,654,480
Pfizer, Inc.	515,663	12,009,791
Sanofi SA, ADR	489,071	22,321,200

		90,018,754

Total Health Care		389,542,856

Industrials - 12.53%
Aerospace & Defense - 3.62%
Boeing Co.A	176,485	39,151,432
General Dynamics Corp.	99,722	31,074,373
Northrop Grumman Corp.	24,928	14,373,734
RTX Corp.	217,086	34,206,241

		118,805,780

Air Freight & Logistics - 0.63%
FedEx Corp.	92,936	20,770,267

Building Products - 1.02%
Johnson Controls International PLC	286,523	30,084,915
Trane Technologies PLC	7,780	3,408,263

		33,493,178

Construction & Engineering - 0.46%
AECOM	90,619	10,216,386
Fluor Corp.A	82,464	4,681,481

		14,897,867

Electrical Equipment - 1.21%
Eaton Corp. PLC	32,927	12,667,675
Vertiv Holdings Co., Class A	186,258	27,119,165

		39,786,840

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Industrials - 12.53% (continued)
Ground Transportation - 1.20%
JB Hunt Transport Services, Inc.	85,772	$12,355,457
Norfolk Southern Corp.	33,361	9,274,358
Union Pacific Corp.	80,449	17,857,264

		39,487,079

Industrial Conglomerates - 0.46%
Honeywell International, Inc.	67,743	15,062,656

Machinery - 3.50%
Caterpillar, Inc.	6,289	2,754,708
CNH Industrial NV	892,317	11,564,428
Cummins, Inc.	60,513	22,245,789
Deere & Co.	11,000	5,768,070
Fortive Corp.	422,854	20,267,392
Illinois Tool Works, Inc.	46,093	11,798,425
Otis Worldwide Corp.	33,870	2,902,320
PACCAR, Inc.	269,810	26,646,436
Stanley Black & Decker, Inc.	87,400	5,912,610
Timken Co.	64,632	4,917,849

		114,778,027

Professional Services - 0.31%
Equifax, Inc.	42,015	10,093,264

Trading Companies & Distributors - 0.12%
WW Grainger, Inc.	3,876	4,029,257

Total Industrials		411,204,215

Information Technology - 8.28%
Communications Equipment - 1.66%
F5, Inc.A	173,403	54,347,968

Electronic Equipment, Instruments & Components - 0.15%
CDW Corp.	16,446	2,867,853
Ralliant Corp.A	46,154	2,110,161

		4,978,014

IT Services - 0.45%
Cognizant Technology Solutions Corp., Class A	203,863	14,629,209

Semiconductors & Semiconductor Equipment - 3.55%
Analog Devices, Inc.	89,405	20,083,045
Entegris, Inc.	308,111	24,174,389
KLA Corp.	16,400	14,416,092
Microchip Technology, Inc.	274,600	18,560,214
QUALCOMM, Inc.	170,546	25,029,331
Texas Instruments, Inc.	78,864	14,279,116

		116,542,187

Software - 2.47%
Microsoft Corp.	10,900	5,815,150
Oracle Corp.	104,938	26,630,116
Workday, Inc., Class AA	212,357	48,710,449

		81,155,715

Total Information Technology		271,653,093

Materials - 3.07%
Chemicals - 2.32%
Air Products & Chemicals, Inc.	97,321	28,016,770
Axalta Coating Systems Ltd.A	609,983	17,274,719
Corteva, Inc.	29,902	2,156,831
DuPont de Nemours, Inc.	29,020	2,086,538
Olin Corp.	362,926	6,873,818
PPG Industries, Inc.	144,000	15,192,000

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Materials - 3.07% (continued)
Chemicals - 2.32% (continued)
Sherwin-Williams Co.	13,290	$4,397,395

		75,998,071

Construction Materials - 0.75%
CRH PLC	259,265	24,746,844

Total Materials		100,744,915

Real Estate - 2.17%
Industrial REITs - 0.84%
Prologis, Inc.	258,247	27,575,615

Specialized REITs - 1.33%
Public Storage	71,591	19,468,456
VICI Properties, Inc.	744,430	24,268,418

		43,736,874

Total Real Estate		71,312,489

Utilities - 7.10%
Electric Utilities - 5.73%
American Electric Power Co., Inc.	46,047	5,209,758
Duke Energy Corp.	184,021	22,384,315
Entergy Corp.	465,700	42,113,251
Exelon Corp.	180,884	8,128,927
PG&E Corp.	813,267	11,402,003
Pinnacle West Capital Corp.	270,473	24,510,263
PPL Corp.	382,573	13,654,030
Southern Co.	218,540	20,647,659
Xcel Energy, Inc.	545,495	40,061,153

		188,111,359

Multi-Utilities - 1.37%
Dominion Energy, Inc.	768,391	44,912,454

Total Utilities		233,023,813

Total Common Stocks (Cost $2,048,080,950)		2,958,799,772

FOREIGN COMMON STOCKS - 5.73%
Communication Services - 0.36%
Media - 0.36%
WPP PLC, ADRB	435,346	11,789,170

Consumer Discretionary - 1.78%
Automobile Components - 1.78%
Aptiv PLCA	548,547	37,652,266
Magna International, Inc.B	504,622	20,689,502

		58,341,768

Total Consumer Discretionary		58,341,768

Consumer Staples - 0.69%
Beverages - 0.24%
Anheuser-Busch InBev SA, ADRB	73,481	4,237,649
Diageo PLC, ADR	35,893	3,515,720

		7,753,369

Household Products - 0.22%
Reckitt Benckiser Group PLC, ADRB	481,502	7,270,680

Personal Products - 0.23%
Unilever PLC, ADR	128,017	7,480,033

Total Consumer Staples		22,504,082

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 5.73% (continued)
Financials - 0.53%
Banks - 0.53%
Bank of Nova ScotiaB	312,385	$17,371,730

Industrials - 0.12%
Ground Transportation - 0.12%
Canadian National Railway Co.B	41,606	3,888,081

Information Technology - 2.25%
Communications Equipment - 0.82%
Telefonaktiebolaget LM Ericsson, ADRB	3,749,290	27,069,874

Electronic Equipment, Instruments & Components - 0.44%
TE Connectivity PLC	70,109	14,424,927

IT Services - 0.57%
Accenture PLC, Class A	69,436	18,546,355

Semiconductors & Semiconductor Equipment - 0.42%
NXP Semiconductors NV	64,726	13,836,477

Total Information Technology		73,877,633

Total Foreign Common Stocks (Cost $157,473,893)		187,772,464

SHORT-TERM INVESTMENTS - 3.88% (Cost $127,441,204)
Investment Companies - 3.88%
American Beacon U.S. Government Money Market Select Fund, 4.23%C D	127,441,204	127,441,204

SECURITIES LENDING COLLATERAL - 0.84% (Cost $27,666,186)
Investment Companies - 0.84%
American Beacon U.S. Government Money Market Select Fund, 4.23%C D	27,666,186	27,666,186

TOTAL INVESTMENTS - 100.61% (Cost $2,360,662,233)		3,301,679,626
LIABILITIES, NET OF OTHER ASSETS - (0.61)%		(19,915,984)

TOTAL NET ASSETS - 100.00%		$3,281,763,642

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	470	September 2025	$143,687,552	$149,794,875	$6,107,323

			$143,687,552	$149,794,875	$6,107,323

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,958,799,772	$—	$—	$2,958,799,772
Foreign Common Stocks	187,772,464	—	—	187,772,464
Short-Term Investments	127,441,204	—	—	127,441,204
Securities Lending Collateral	27,666,186	—	—	27,666,186

Total Investments in Securities - Assets	$3,301,679,626	$—	$—	$3,301,679,626

Financial Derivative Instruments - Assets
Futures Contracts	$6,107,323	$—	$—	$6,107,323

Total Financial Derivative Instruments - Assets	$6,107,323	$—	$—	$6,107,323

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04%
Communication Services - 1.84%
Diversified Telecommunication Services - 0.03%
Shenandoah Telecommunications Co.	74,400	$1,092,192

Entertainment - 0.02%
Marcus Corp.	56,030	917,211

Interactive Media & Services - 0.28%
Bumble, Inc., Class AA	288,200	2,242,196
IAC, Inc.A	210,900	8,288,370

		10,530,566

Media - 1.51%
Boston Omaha Corp., Class AA B	87,490	1,176,740
National CineMedia, Inc.	1,371,264	6,595,780
Nexstar Media Group, Inc.	57,800	10,814,958
Stagwell, Inc.A B	5,327,148	30,524,558
TEGNA, Inc.	456,200	7,618,540

		56,730,576

Total Communication Services		69,270,545

Consumer Discretionary - 12.48%
Automobile Components - 2.70%
Adient PLCA	698,025	14,965,656
American Axle & Manufacturing Holdings, Inc.A	1,999,201	8,896,445
BorgWarner, Inc.	432,469	15,914,859
Gentex Corp.	244,210	6,452,028
Gentherm, Inc.A	379,397	12,155,880
Goodyear Tire & Rubber Co.A	809,300	8,319,604
Lear Corp.	212,694	20,054,917
Phinia, Inc.	92,740	4,701,918
Standard Motor Products, Inc.	61,300	1,861,068
Visteon Corp.A	76,000	8,447,400

		101,769,775

Automobiles - 0.49%
Thor Industries, Inc.B	203,069	18,477,248

Diversified Consumer Services - 0.52%
Graham Holdings Co., Class B	6,200	5,915,916
Laureate Education, Inc.A	423,400	9,568,840
Perdoceo Education Corp.	149,780	4,310,668

		19,795,424

Hotels, Restaurants & Leisure - 2.64%
Cheesecake Factory, Inc.B	173,753	11,104,554
Dave & Buster’s Entertainment, Inc.A	486,918	14,237,483
Golden Entertainment, Inc.	277,532	7,804,200
Marriott Vacations Worldwide Corp.	493,538	36,753,775
Papa John’s International, Inc.	430,469	18,256,190
Travel & Leisure Co.	189,300	11,216,025

		99,372,227

Household Durables - 1.64%
Century Communities, Inc.	257,187	14,477,056
Ethan Allen Interiors, Inc.	45,270	1,347,688
Green Brick Partners, Inc.A	126,200	7,816,828
Legacy Housing Corp.A	49,260	1,102,439
Newell Brands, Inc.	4,292,855	24,082,916
Tri Pointe Homes, Inc.A	212,100	6,532,680
Whirlpool Corp.B	75,520	6,271,181

		61,630,788

Leisure Products - 1.14%
Brunswick Corp.	451,559	26,321,374
Topgolf Callaway Brands Corp.A	249,570	2,308,523

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Consumer Discretionary - 12.48% (continued)
Leisure Products - 1.14% (continued)
YETI Holdings, Inc.A	385,573	$14,165,952

		42,795,849

Specialty Retail - 3.35%
Academy Sports & Outdoors, Inc.	428,700	21,773,673
American Eagle Outfitters, Inc.B	1,452,536	15,687,389
America’s Car-Mart, Inc.A	11,200	504,448
Asbury Automotive Group, Inc.A	52,900	11,750,148
Boot Barn Holdings, Inc.A	40,501	6,962,122
Buckle, Inc.	145,100	7,163,587
Build-A-Bear Workshop, Inc.	38,180	1,936,108
Genesco, Inc.A	25,000	601,500
Group 1 Automotive, Inc.	26,700	11,004,405
Lithia Motors, Inc.	51,681	14,884,128
ODP Corp.A	324,166	5,783,121
Signet Jewelers Ltd.B	47,300	3,741,430
Sonic Automotive, Inc., Class AB	308,668	22,332,130
Upbound Group, Inc.	101,400	2,092,389

		126,216,578

Total Consumer Discretionary		470,057,889

Consumer Staples - 1.88%
Consumer Staples Distribution & Retail - 0.18%
Ingles Markets, Inc., Class A	41,300	2,599,009
United Natural Foods, Inc.A	120,560	3,332,278
Village Super Market, Inc., Class A	19,660	676,304

		6,607,591

Food Products - 0.87%
Darling Ingredients, Inc.A	592,453	19,183,628
Fresh Del Monte Produce, Inc.	136,080	5,115,247
J&J Snack Foods Corp.	63,922	7,216,155
Seneca Foods Corp., Class AA	11,740	1,229,530

		32,744,560

Household Products - 0.31%
Central Garden & Pet Co., Class AA	201,655	7,162,786
Energizer Holdings, Inc.	204,800	4,612,096

		11,774,882

Personal Products - 0.42%
Herbalife Ltd.A	77,029	708,667
Interparfums, Inc.	120,013	14,473,568
USANA Health Sciences, Inc.A	25,300	743,567

		15,925,802

Tobacco - 0.10%
Universal Corp.	68,900	3,752,983

Total Consumer Staples		70,805,818

Energy - 6.06%
Energy Equipment & Services - 2.22%
Atlas Energy Solutions, Inc.B	1,019,876	13,258,388
Bristow Group, Inc.A	81,260	2,809,158
Expro Group Holdings NVA	338,561	3,649,687
Kodiak Gas Services, Inc.	178,490	5,770,582
NOV, Inc.	2,460,650	30,954,977
Patterson-UTI Energy, Inc.	1,569,454	9,275,473
RPC, Inc.	613,100	2,850,915
Select Water Solutions, Inc.	765,528	7,372,035
Valaris Ltd.A	96,460	4,690,850
Weatherford International PLC	50,300	2,844,465

		83,476,530

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Energy - 6.06% (continued)
Oil, Gas & Consumable Fuels - 3.84%
APA Corp.	510,083	$9,839,501
Berry Corp.	1,239,700	3,743,894
California Resources Corp.	204,800	9,867,264
CNX Resources Corp.A	368,400	11,166,204
Core Natural Resources, Inc.	59,410	4,385,052
Crescent Energy Co., Class A	152,867	1,412,491
Delek U.S. Holdings, Inc.	118,048	2,640,734
Gulfport Energy Corp.A	47,632	8,294,160
HF Sinclair Corp.	172,257	7,568,973
Infinity Natural Resources, Inc., Class AA	409,769	6,109,656
Magnolia Oil & Gas Corp., Class AB	521,700	12,426,894
Murphy Oil Corp.B	580,800	14,409,648
Northern Oil & Gas, Inc.	643,749	18,127,972
Ovintiv, Inc.	102,200	4,208,596
Riley Exploration Permian, Inc.	61,410	1,611,398
Sitio Royalties Corp., Class A	161,250	2,929,912
SM Energy Co.	550,967	15,201,180
Vital Energy, Inc.A B	348,409	6,511,764
World Kinect Corp.	161,120	4,393,742

		144,849,035

Total Energy		228,325,565

Financials - 20.34%
Banks - 13.43%
Amalgamated Financial Corp.	35,890	1,040,451
Ameris Bancorp	97,000	6,629,950
Arrow Financial Corp.	1,100	29,480
Associated Banc-Corp.	497,838	12,316,512
Atlantic Union Bankshares Corp.	559,128	17,724,358
Axos Financial, Inc.A	87,900	7,590,165
Banc of California, Inc.	11,400	165,528
Bank OZK	161,400	7,957,020
BankUnited, Inc.	32,780	1,195,487
Banner Corp.	227,761	14,138,264
Bar Harbor Bankshares	20,330	590,383
Bridgewater Bancshares, Inc.A	1,900	29,564
Business First Bancshares, Inc.	28,570	678,537
Byline Bancorp, Inc.	64,010	1,683,463
Capitol Federal Financial, Inc.	9,600	57,792
Cathay General Bancorp	104,500	4,725,490
Central Pacific Financial Corp.	11,110	296,193
City Holding Co.	121,302	14,810,974
Civista Bancshares, Inc.	1,000	19,470
Coastal Financial Corp.A	75,726	7,284,841
Community Financial System, Inc.	220,487	11,619,665
Community Trust Bancorp, Inc.	26,060	1,406,719
Community West Bancshares	1,300	25,025
Cullen/Frost Bankers, Inc.	102,872	13,106,922
Customers Bancorp, Inc.A	45,980	2,931,225
Eastern Bankshares, Inc.	129,493	2,000,667
Enterprise Financial Services Corp.	46,740	2,579,581
Equity Bancshares, Inc., Class A	1,200	45,096
Farmers National Banc Corp.	53,270	721,276
FB Financial Corp.	340,616	16,608,436
Financial Institutions, Inc.	1,400	35,686
First Bancorp/Southern Pines NC	313,495	15,702,965
First Busey Corp.	125,310	2,796,919
First Commonwealth Financial Corp.	149,670	2,471,052
First Financial Bancorp	133,510	3,236,282
First Financial Corp.	800	42,840
First Hawaiian, Inc.	1,040,663	25,236,078

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Financials - 20.34% (continued)
Banks - 13.43% (continued)
First Merchants Corp.	26,190	$998,363
FNB Corp.	502,900	7,704,428
Fulton Financial Corp.	230,710	4,141,244
Glacier Bancorp, Inc.	399,904	17,527,792
Great Southern Bancorp, Inc.	17,130	975,382
Hancock Whitney Corp.	56,260	3,359,847
Hanmi Financial Corp.	2,100	47,901
Heritage Commerce Corp.	4,400	40,700
Hilltop Holdings, Inc.	100,140	2,964,144
HomeTrust Bancshares, Inc.	25,450	988,987
Hope Bancorp, Inc.	53,200	531,468
Horizon Bancorp, Inc.	3,100	48,019
Independent Bank Corp.	333,399	20,725,836
International Bancshares Corp.	90,800	6,190,744
Kearny Financial Corp.	4,600	27,278
Live Oak Bancshares, Inc.	662,935	20,955,375
Mercantile Bank Corp.	23,340	1,066,405
Mid Penn Bancorp, Inc.	1,400	38,430
Midland States Bancorp, Inc.	30,780	522,029
MidWestOne Financial Group, Inc.	1,500	41,310
National Bank Holdings Corp., Class A	286,862	10,631,106
NBT Bancorp, Inc.	215,912	8,934,439
Northeast Community Bancorp, Inc.	1,000	20,660
Northfield Bancorp, Inc.	3,000	31,950
Northwest Bancshares, Inc.	147,800	1,729,260
OceanFirst Financial Corp.	25,700	431,246
Old Second Bancorp, Inc.	63,810	1,082,856
Origin Bancorp, Inc.	19,180	701,029
Pacific Premier Bancorp, Inc.	42,220	914,907
Pathward Financial, Inc.	36,680	2,773,925
Peapack-Gladstone Financial Corp.	1,300	33,124
Peoples Bancorp, Inc.	51,900	1,486,416
Preferred Bank	22,010	1,998,948
Prosperity Bancshares, Inc.	113,607	7,568,498
Provident Financial Services, Inc.	106,060	1,932,413
QCR Holdings, Inc.	24,570	1,744,470
Renasant Corp.	940,065	34,443,982
S&T Bancorp, Inc.	53,580	1,963,171
Seacoast Banking Corp. of Florida	1,170,360	32,992,448
ServisFirst Bancshares, Inc.	173,015	13,607,630
Shore Bancshares, Inc.	2,400	37,224
Sierra Bancorp	1,000	29,320
Simmons First National Corp., Class A	912,323	17,489,232
SmartFinancial, Inc.	16,030	549,188
Southern Missouri Bancorp, Inc.	16,320	882,749
Southside Bancshares, Inc.	2,200	64,768
Stellar Bancorp, Inc.	23,300	688,049
Synovus Financial Corp.	59,874	2,828,448
Texas Capital Bancshares, Inc.A	400,238	33,607,985
Third Coast Bancshares, Inc.A	1,000	37,650
Towne Bank	32,800	1,148,984
Triumph Financial, Inc.A	327,962	18,602,005
TrustCo Bank Corp.	23,840	800,070
Trustmark Corp.	14,290	532,303
United Bankshares, Inc.	81,460	2,893,459
United Community Banks, Inc.	71,850	2,191,425
Univest Financial Corp.	2,100	60,564
WaFd, Inc.	151,213	4,401,054
Washington Trust Bancorp, Inc.	1,400	37,716
WesBanco, Inc.	25,780	776,751
Westamerica BanCorp	37,650	1,803,435

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Financials - 20.34% (continued)
Banks - 13.43% (continued)
WSFS Financial Corp.	55,860	$3,063,362

		505,974,257

Capital Markets - 1.92%
Acadian Asset Management, Inc.	26,300	1,099,077
Affiliated Managers Group, Inc.	9,400	1,972,778
Artisan Partners Asset Management, Inc., Class A	49,700	2,248,925
Donnelley Financial Solutions, Inc.A	140,466	7,439,079
Federated Hermes, Inc.	100,000	4,957,000
Oppenheimer Holdings, Inc., Class A	15,990	1,212,202
Perella Weinberg Partners	482,031	9,611,698
Piper Sandler Cos.	47,113	14,855,671
Stifel Financial Corp.	179,082	20,436,838
Victory Capital Holdings, Inc., Class A	96,500	6,649,815
Virtus Investment Partners, Inc.	9,470	1,830,646

		72,313,729

Consumer Finance - 1.26%
Bread Financial Holdings, Inc.	73,860	4,527,618
Encore Capital Group, Inc.A	34,440	1,270,147
Enova International, Inc.A	45,200	4,726,112
EZCORP, Inc., Class AA	75,810	1,085,599
Green Dot Corp., Class AA	74,400	752,928
LendingClub Corp.A	155,020	2,416,762
Navient Corp.	196,380	2,541,157
Nelnet, Inc., Class A	25,570	3,190,369
Regional Management Corp.	7,200	239,328
SLM Corp.	800,847	25,466,935
World Acceptance Corp.A	7,190	1,131,131

		47,348,086

Financial Services - 1.84%
Burford Capital Ltd.	1,330,693	17,099,405
Euronet Worldwide, Inc.A	37,844	3,677,680
Merchants Bancorp	39,920	1,169,656
NCR Atleos Corp.A	99,700	3,050,820
NMI Holdings, Inc.A	120,699	4,504,486
PennyMac Financial Services, Inc.	73,200	6,817,848
Radian Group, Inc.	230,600	7,519,866
Walker & Dunlop, Inc.	103,206	7,741,482
WEX, Inc.A	105,366	17,878,503

		69,459,746

Insurance - 1.89%
American Coastal Insurance Corp.	65,620	683,104
Assured Guaranty Ltd.	85,800	7,256,964
Baldwin Insurance Group, Inc.A B	412,472	15,195,469
Brighthouse Financial, Inc.A	96,210	4,603,649
CNO Financial Group, Inc.	122,630	4,517,689
Donegal Group, Inc., Class A	38,920	667,478
Employers Holdings, Inc.	38,530	1,590,518
Genworth Financial, Inc.A	686,700	5,397,462
Global Indemnity Group LLC, Class A	315,604	9,502,836
Heritage Insurance Holdings, Inc.A	35,500	748,695
Horace Mann Educators Corp.	202,351	8,605,988
Kemper Corp.	91,900	5,660,121
United Fire Group, Inc.	34,600	918,630
Universal Insurance Holdings, Inc.	38,190	902,812
White Mountains Insurance Group Ltd.	2,650	4,737,670

		70,989,085

Total Financials		766,084,903

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Health Care - 3.75%
Biotechnology - 0.03%
Rigel Pharmaceuticals, Inc.A	49,900	$1,050,894

Health Care Equipment & Supplies - 1.80%
CONMED Corp.	255,576	13,072,712
Haemonetics Corp.A	171,012	12,661,729
LivaNova PLCA	312,600	13,188,594
Merit Medical Systems, Inc.A	174,746	14,828,946
Solventum Corp.A	198,709	14,179,874

		67,931,855

Health Care Providers & Services - 0.42%
Centene Corp.A	219,000	5,709,330
Fulgent Genetics, Inc.A	87,600	1,504,968
Pediatrix Medical Group, Inc.A	239,700	2,936,325
Premier, Inc., Class A	259,200	5,567,616

		15,718,239

Pharmaceuticals - 1.50%
Collegium Pharmaceutical, Inc.A	91,180	2,722,635
Harmony Biosciences Holdings, Inc.A	78,030	2,745,095
Perrigo Co. PLC	1,201,536	32,044,965
Prestige Consumer Healthcare, Inc.A	210,142	15,540,001
SIGA Technologies, Inc.	512,416	3,387,070

		56,439,766

Total Health Care		141,140,754

Industrials - 21.31%
Aerospace & Defense - 1.54%
AAR Corp.A	203,631	15,213,272
AerSale Corp.A	150,900	911,436
ATI, Inc.A	345,778	26,604,159
Moog, Inc., Class A	78,995	15,291,852

		58,020,719

Air Freight & Logistics - 0.29%
Hub Group, Inc., Class A	314,719	11,021,459

Building Products - 2.16%
Apogee Enterprises, Inc.	159,845	6,711,892
AZZ, Inc.	108,487	11,879,326
Gibraltar Industries, Inc.A	325,190	21,472,296
Hayward Holdings, Inc.A	517,102	7,953,029
Quanex Building Products Corp.	548,090	10,676,793
Resideo Technologies, Inc.A	414,400	11,313,120
UFP Industries, Inc.	116,673	11,433,954

		81,440,410

Commercial Services & Supplies - 1.95%
Brink’s Co.	88,980	7,771,513
Deluxe Corp.	663,411	10,680,917
Enviri Corp.A	1,589,111	14,301,999
Interface, Inc.	967,146	19,942,551
MillerKnoll, Inc.	667,500	12,669,150
Pitney Bowes, Inc.	349,340	3,968,502
Quad/Graphics, Inc.	433,875	2,312,554
Steelcase, Inc., Class A	190,990	1,972,927

		73,620,113

Construction & Engineering - 1.82%
Everus Construction Group, Inc.A	207,677	15,422,094
Fluor Corp.A	441,874	25,085,187
Great Lakes Dredge & Dock Corp.A	189,500	2,099,660
NWPX Infrastructure, Inc.A	27,600	1,153,128

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Industrials - 21.31% (continued)
Construction & Engineering - 1.82% (continued)
WillScot Holdings Corp.	846,553	$24,846,331

		68,606,400

Electrical Equipment - 1.13%
EnerSys	376,736	34,799,104
Thermon Group Holdings, Inc.A	269,522	7,622,082

		42,421,186

Ground Transportation - 1.83%
ArcBest Corp.	148,137	10,833,259
Covenant Logistics Group, Inc.	30,380	733,677
Heartland Express, Inc.	175,700	1,373,974
Schneider National, Inc., Class B	437,106	10,687,242
U-Haul Holding Co.	488,284	25,390,768
Werner Enterprises, Inc.	724,391	20,080,118

		69,099,038

Machinery - 5.96%
Alamo Group, Inc.	66,194	14,733,460
Albany International Corp., Class A	219,154	11,875,955
Astec Industries, Inc.	51,140	2,028,212
Atmus Filtration Technologies, Inc.	328,982	12,800,690
Blue Bird Corp.A	340,384	15,245,799
Enerpac Tool Group Corp.	665,088	25,612,539
Flowserve Corp.	235,803	13,214,400
Greenbrier Cos., Inc.	162,206	7,380,373
Helios Technologies, Inc.	694,869	25,494,744
Hillman Solutions Corp.A	1,585,226	12,507,433
Kennametal, Inc.	495,197	12,261,078
Manitowoc Co., Inc.A	48,100	613,275
Miller Industries, Inc.	122,785	5,003,489
Standex International Corp.	149,677	24,657,789
Stanley Black & Decker, Inc.	112,000	7,576,800
Terex Corp.	89,100	4,531,626
Timken Co.	258,317	19,655,341
Titan International, Inc.A	179,300	1,516,878
Toro Co.	106,057	7,874,732

		224,584,613

Marine Transportation - 0.83%
Genco Shipping & Trading Ltd.	58,330	929,197
Kirby Corp.A	235,162	22,413,290
Matson, Inc.	74,500	7,955,110

		31,297,597

Passenger Airlines - 0.40%
Allegiant Travel Co.A	52,100	2,690,444
SkyWest, Inc.A	91,500	10,610,340
Sun Country Airlines Holdings, Inc.A	148,400	1,719,956

		15,020,740

Professional Services - 1.61%
Concentrix Corp.	229,478	11,925,972
Hudson Global, Inc.A	46,303	414,412
ManpowerGroup, Inc.	197,540	8,148,525
Maximus, Inc.	108,412	8,007,310
Robert Half, Inc.	455,298	16,805,049
Verra Mobility Corp.A	600,607	15,171,333

		60,472,601

Trading Companies & Distributors - 1.79%
Boise Cascade Co.	179,615	15,053,533
DNOW, Inc.A	1,236,261	19,236,221
GMS, Inc.A	28,476	3,122,109
MSC Industrial Direct Co., Inc., Class A	175,330	15,187,085

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Industrials - 21.31% (continued)
Trading Companies & Distributors - 1.79% (continued)
Rush Enterprises, Inc., Class A	213,053	$11,534,689
Titan Machinery, Inc.A	65,700	1,269,324
WESCO International, Inc.	9,200	1,904,032

		67,306,993

Total Industrials		802,911,869

Information Technology - 10.19%
Communications Equipment - 4.09%
Ciena Corp.A	387,247	35,952,011
Extreme Networks, Inc.A	1,137,215	20,083,217
F5, Inc.A	197,296	61,836,512
Lumentum Holdings, Inc.A	327,795	36,083,674

		153,955,414

Electronic Equipment, Instruments & Components - 3.49%
Arrow Electronics, Inc.A	17,813	2,066,308
Avnet, Inc.	781,545	41,374,992
Benchmark Electronics, Inc.	65,970	2,539,845
Coherent Corp.A	332,246	35,749,670
Kimball Electronics, Inc.A	68,000	1,275,680
Knowles Corp.A	1,257,633	25,542,526
ScanSource, Inc.A	48,440	1,881,410
Vishay Intertechnology, Inc.	1,127,406	18,478,184
Vontier Corp.	62,700	2,600,169

		131,508,784

IT Services - 0.23%
ASGN, Inc.A	168,517	8,449,442

Semiconductors & Semiconductor Equipment - 1.83%
Cohu, Inc.A	763,557	13,637,128
Diodes, Inc.A	479,677	23,681,654
Ichor Holdings Ltd.A	238,416	4,718,253
Rambus, Inc.A	214,837	15,882,899
Veeco Instruments, Inc.A	528,199	10,975,975

		68,895,909

Software - 0.51%
Adeia, Inc.	197,300	2,555,035
BlackLine, Inc.A	277,207	14,908,193
Consensus Cloud Solutions, Inc.A	55,340	1,116,761
Xperi, Inc.A	129,100	777,182

		19,357,171

Technology Hardware, Storage & Peripherals - 0.04%
Eastman Kodak Co.A B	229,140	1,535,238

Total Information Technology		383,701,958

Materials - 6.98%
Chemicals - 4.04%
AdvanSix, Inc.	75,860	1,526,303
Avient Corp.	278,026	8,777,281
Ecovyst, Inc.A	2,267,598	19,524,019
Hawkins, Inc.	70,293	11,477,441
HB Fuller Co.	164,859	9,265,076
Huntsman Corp.	1,296,875	12,579,687
Ingevity Corp.A	49,500	2,068,605
Innospec, Inc.	87,949	7,027,125
Intrepid Potash, Inc.A	37,600	1,251,328
Koppers Holdings, Inc.	27,200	893,792
LSB Industries, Inc.A B	200,600	1,550,638
NewMarket Corp.	656	450,672
Olin Corp.	1,049,422	19,876,053

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Materials - 6.98% (continued)
Chemicals - 4.04% (continued)
Quaker Chemical Corp.B	74,044	$8,472,114
Scotts Miracle-Gro Co.	120,965	7,579,667
Sensient Technologies Corp.	137,235	15,410,118
Stepan Co.	478,914	24,314,464

		152,044,383

Containers & Packaging - 1.10%
Greif, Inc., Class A	293,992	18,647,913
Sealed Air Corp.	410,400	12,012,408
Sonoco Products Co.	243,853	10,990,455

		41,650,776

Metals & Mining - 1.81%
Elah Holdings, Inc.A	3,122	42,178
Ferroglobe PLCB	2,607,514	11,029,784
Kaiser Aluminum Corp.	298,518	23,078,427
Materion Corp.	227,212	23,925,424
Metallus, Inc.A	57,100	902,180
Ryerson Holding Corp.	90,400	1,862,240
SunCoke Energy, Inc.	236,150	1,745,148
Warrior Met Coal, Inc.	106,600	5,477,108

		68,062,489

Paper & Forest Products - 0.03%
Clearwater Paper Corp.A	45,400	1,024,224

Total Materials		262,781,872

Real Estate - 4.74%
Hotel & Resort REITs - 0.20%
Sunstone Hotel Investors, Inc.	849,316	7,431,515

Industrial REITs - 0.54%
Americold Realty Trust, Inc.	460,548	7,405,612
Plymouth Industrial REIT, Inc.	902,375	13,102,485

		20,508,097

Office REITs - 0.41%
COPT Defense Properties	564,133	15,389,548

Real Estate Management & Development - 1.20%
Howard Hughes Holdings, Inc.A	70,150	4,821,410
Jones Lang LaSalle, Inc.A	101,256	27,375,572
Newmark Group, Inc., Class A	418,089	6,342,410
RMR Group, Inc., Class A	137,145	2,202,549
Seritage Growth Properties, Class AA B	975,983	3,113,386
Tejon Ranch Co.A	76,190	1,368,372

		45,223,699

Retail REITs - 0.89%
NETSTREIT Corp.B	478,509	8,723,219
NNN REIT, Inc.	238,634	9,846,039
Urban Edge Properties	758,566	14,958,921

		33,528,179

Specialized REITs - 1.50%
Four Corners Property Trust, Inc.	591,226	14,922,544
PotlatchDeltic Corp.	1,018,525	41,647,488

		56,570,032

Total Real Estate		178,651,070

Utilities - 3.47%
Electric Utilities - 1.38%
IDACORP, Inc.	91,379	11,452,530
OGE Energy Corp.	373,149	16,948,427
Otter Tail Corp.	56,950	4,395,401

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.04% (continued)
Utilities - 3.47% (continued)
Electric Utilities - 1.38% (continued)
Portland General Electric Co.	214,900	$8,836,688
TXNM Energy, Inc.	183,973	10,447,827

		52,080,873

Gas Utilities - 0.42%
MDU Resources Group, Inc.	719,600	12,413,100
Northwest Natural Holding Co.	90,090	3,596,393

		16,009,493

Multi-Utilities - 1.67%
Avista Corp.	802,258	29,924,223
Black Hills Corp.	228,400	13,196,952
Northwestern Energy Group, Inc.	365,674	19,636,694

		62,757,869

Total Utilities		130,848,235

Total Common Stocks (Cost $3,193,577,870)		3,504,580,478

FOREIGN COMMON STOCKS - 3.61%
Consumer Discretionary - 0.07%
Automobile Components - 0.07%
Garrett Motion, Inc.	216,598	2,824,438

Consumer Staples - 0.27%
Food Products - 0.27%
SunOpta, Inc.A	1,724,080	10,051,387

Energy - 0.26%
Oil, Gas & Consumable Fuels - 0.26%
Baytex Energy Corp.B	1,687,315	3,593,981
Kosmos Energy Ltd.A	2,834,007	6,093,115

		9,687,096

Total Energy		9,687,096

Financials - 2.20%
Banks - 2.02%
Bank of NT Butterfield & Son Ltd.	532,827	24,248,957
First BanCorp	121,340	2,527,512
OFG Bancorp	615,739	26,242,796
Popular, Inc.	201,417	23,078,360

		76,097,625

Insurance - 0.18%
Hamilton Insurance Group Ltd., Class BA	91,000	1,955,590
SiriusPoint Ltd.A	240,620	4,718,558

		6,674,148

Total Financials		82,771,773

Information Technology - 0.81%
Semiconductors & Semiconductor Equipment - 0.81%
Tower Semiconductor Ltd.A	667,807	30,552,170

Total Foreign Common Stocks (Cost $81,146,865)		135,886,864

SHORT-TERM INVESTMENTS - 3.17% (Cost $119,594,014)
Investment Companies - 3.17%
American Beacon U.S. Government Money Market Select Fund, 4.23%C D	119,594,014	119,594,014

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.76% (Cost $28,706,944)
Investment Companies - 0.76%
American Beacon U.S. Government Money Market Select Fund, 4.23%C D	28,706,944	$28,706,944

TOTAL INVESTMENTS - 100.58% (Cost $3,423,025,693)		3,788,768,300
LIABILITIES, NET OF OTHER ASSETS - (0.58)%		(21,675,821)

TOTAL NET ASSETS - 100.00%		$3,767,092,479

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,197	September 2025	$133,775,509	$132,878,970	$(896,539)

			$133,775,509	$132,878,970	$(896,539)

Glossary:

Index Abbreviations:

Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,504,580,478	$—	$—	$3,504,580,478
Foreign Common Stocks	135,886,864	—	—	135,886,864
Short-Term Investments	119,594,014	—	—	119,594,014
Securities Lending Collateral	28,706,944	—	—	28,706,944

Total Investments in Securities - Assets	$3,788,768,300	$—	$—	$3,788,768,300

Financial Derivative Instruments - Liabilities
Futures Contracts	$(896,539)	$—	$—	$(896,539)

Total Financial Derivative Instruments - Liabilities	$(896,539)	$—	$—	$(896,539)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2025 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.